Schedule of other income (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Other Income and Expenses [Abstract]
Government grants	$ 120,448	$ 163,846	$ 36,086	$ 51,069
Cash fund transfer rebates	14	19	3,063	88
Usage of ISO13485 certified facilities	7,351	10,000
Disposal asset loss				(8,870)
Management fee				48,000
Rental of motor vehicle				347
Other operating income expense net	$ 127,813	$ 173,865	$ 39,149	$ 90,634